Business Combination, Goodwill and In-Process Research and Development (Details Narrative)					1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Apr. 28, 2023 shares	Dec. 31, 2022 shares	Dec. 12, 2022 shares	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 12, 2022 USD ($) shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Business Acquisition [Line Items]
Share issued on conversion											6,719,730
Financial Designation, Predecessor and Successor [Fixed List]		Successor			Successor	Successor		Successor	Predecessor	Predecessor	Successor	Predecessor
Share exchange ration					5.037						5.037
Number of options outstanding		1,993,235	1,993,235		1,993,235	3,559,342		3,559,342		1,993,235	1,993,235
Goodwill impairment | $						$ 11,895,033		$ 11,895,033
In Process Research and Development [Member]
Business Acquisition [Line Items]
Goodwill impairment | $								11,900,000
Impairment charge for other indefinite-lived intangible assets | $								69,300,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Share issued on conversion	235
Net proceeds | $					$ 8,635,000
Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Share exchange ration											5.037
Number of options outstanding		1,993,235			1,993,235						1,993,235
Replacement of Options		1,731,237			1,731,237						1,731,237
Replacement of Options | $						1,731,237		1,731,237
Warrant [Member]
Business Acquisition [Line Items]
Replacement of warrants		584,260			584,260						584,260
Replacement of warrants | $						$ 584,260		$ 584,260
Warrant [Member]
Business Acquisition [Line Items]
Share exchange ration											5.037
Replacement of warrants		1,699,633			1,699,633						1,699,633
Predecessor [Member]
Business Acquisition [Line Items]
Share exchange			6,406,210
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor	Predecessor	Predecessor	Predecessor	Predecessor		Predecessor
Share exchange ration										5.037
Number of options outstanding												10,039,348	8,755,179
Transaction costs | $										$ 2,100,000
Goodwill impairment | $
Predecessor [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Number of options outstanding			2,427,832							2,427,832
Net proceeds | $				$ 392,301
Predecessor [Member] | Share-Based Payment Arrangement, Option [Member]
Business Acquisition [Line Items]
Share exchange ration										5.037
Number of options outstanding			10,039,348							10,039,348
Predecessor [Member] | Warrant [Member]
Business Acquisition [Line Items]
Replacement of warrants			8,560,561							8,560,561
Larkspur Larkspur Merger Sub Inc [Member] | Permanent Equity Shares [Member]
Business Acquisition [Line Items]
Share exchange											33,514,004
Larkspur Larkspur Merger Sub Inc [Member] | Temporary Shares [Member]
Business Acquisition [Line Items]
Share exchange											331,331
Larkspur Larkspur Merger Sub Inc [Member] | Predecessor [Member]
Business Acquisition [Line Items]
Share exchange											33,845,335